MARKET RISK BENEFITS - Schedule of Reconciliation of Market Risk Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Asset	$ 1,174	$ 856
Liability	(4,536)	(3,655)
Net	$ (3,362)	$ (2,799)	$ (55)	$ (114)